SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with US generally accepted accounting principles, or GAAP. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification, or ASC, and Accounting Standards Update, or ASU, of the Financial Accounting Standards Board, or FASB.
The consolidated financial statements as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020 include the accounts of Pear and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements herein.
Certain monetary amounts, percentages, and other figures included elsewhere in these consolidated financial statements have been subject to rounding adjustments. Accordingly, figures shown as totals in certain tables may not be the arithmetic aggregation of the figures that precede them, and figures expressed as percentages in the text may not total 100% or, as applicable, when aggregated may not be the arithmetic aggregation of the percentages that precede them.
Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with US generally accepted accounting principles, or GAAP. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification, or ASC, and Accounting Standards Update, or ASU, of the Financial Accounting Standards Board, or FASB.
The consolidated financial statements as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020 include the accounts of Pear and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements herein.
Certain monetary amounts, percentages, and other figures included elsewhere in these consolidated financial statements have been subject to rounding adjustments. Accordingly, figures shown as totals in certain tables may not be the arithmetic aggregation of the figures that precede them, and figures expressed as percentages in the text may not total 100% or, as applicable, when aggregated may not be the arithmetic aggregation of the percentages that precede them.
Reclassification of Prior Year Presentation	Reclassification of Prior Year PresentationCertain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. Adjustment has been made to the Consolidated Statement of Operations for the year ended December 31, 2020, to present the change in fair value of warrant liabilities as a separate line item; this amount was included in the Interest and other (expense) income, net line item in prior years.
Use of Estimates	Use of EstimatesThe preparation of the consolidated financial statements in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. On an ongoing basis, the Company evaluates its estimates. The Company bases its estimates on historical experience and various other assumptions that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from those estimates and changes in estimates are reflected in reported results in the period in which they become known.
Cash, Cash Equivalents and Restricted Cash	Cash, Cash Equivalents, and Restricted CashThe Company considers only those highly liquid investments, readily convertible to cash, that mature within 90 days from the date of purchase to be cash equivalents. The Company’s cash equivalents include money market funds and overnight deposits.
Investments	InvestmentsInvestments include marketable securities with maturities of less than one year or where management’s intent is to use the investments to fund current operations or to make them available for current operations. All investments in marketable securities are classified as available for sale and are reported at fair value with unrealized gains and losses excluded from earnings and reported net of tax in accumulated other comprehensive income (loss), which is a component of stockholders’ equity. Unrealized losses that are determined to be other than temporary, based on current and expected market conditions, are recognized in earnings. Declines in fair value determined to be credit-related are charged to earnings. The cost of marketable securities sold is determined by the specific identification method.
Concentration of Credit Risk	Concentration of Credit Risk Financial instruments that are potentially subject to a significant concentration of credit risk consist primarily of cash, cash equivalents, investments, restricted cash and accounts receivable. The Company attempts to minimize the risk related to investments by working with highly rated financial institutions that invest in a broad and diverse range of financial instruments as defined by the Company. The Company has established guidelines relative to credit ratings and maturities intended to safeguard principal balances and maintain liquidity. The Company maintains its funds in accordance with its investment policy, which defines allowable investments, specifies credit quality standards and is designed to limit credit exposure to any single issuer. Through December 31, 2021, the Company has not experienced any losses on such deposits. One collaboration partner represented 100% of the Company’s total deferred revenue as of December 31, 2020.
Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of non-performance. The accounting standard establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgment. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs that may be used to measure fair value are:
•Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•Level 2: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation. Expenditures for repairs and maintenance are expensed as incurred. Depreciation expense is recognized using the straight-line method over the estimated useful lives, which are typically:

Estimated Useful Life
Equipment	3 years
Internal-use software	3 - 5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of economic useful life or the remaining lease term
The Company capitalizes costs incurred to develop internal-use software during the application development stage. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. Internal and external costs incurred in connection with the development of upgrades or enhancements that result in additional functionality are also capitalized. Amortization commences when the software is available for its intended use and is amortized on a straight-line basis over the software’s estimated useful life, calculated using a mid-quarter convention.
Upon retirement or sale, the cost of the assets disposed of and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in other income (expense) in the consolidated statements of operations and other comprehensive loss. Major replacements and improvements are capitalized. Expenditures for repairs and maintenance are expensed as incurred.

Intangible Assets
Intangible Assets
Intangible assets consist of identifiable intangible assets, including developed technology, resulting from the Company’s acquisitions. Acquired identifiable finite-lived intangible assets are amortized on a straight-line basis or accelerated method over the estimated useful lives of the assets. The basis of amortization approximates the pattern in which the assets are utilized, over their estimated useful lives.

Impairment of Long-Lived Assets and Intangible Assets Subject to Amortization	Impairment of Long-Lived Assets and Intangible Assets Subject to AmortizationLong-live assets primarily include property and equipment and intangible assets, which are included in other long-term assets on the consolidated balance sheets. The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company did not recognize any impairment losses on long-lived assets for the years ended December 31, 2021 and 2020.
Leases
Leases
Rent expense for non-cancelable operating leases, including rent escalation clauses, tenant improvement allowances, and rent-free periods when applicable, is recognized on a straight-line basis over the term of the lease with the difference between required lease payments and rent expense recorded as deferred rent. The lease term begins on the commencement date as defined in the lease agreement or when the Company takes possession of or begins to control the physical use of the property, whichever is earlier. Refer to Note 8 for further information.
Derivative Liabilities
Derivative Liabilities
The Company accounts for derivative financial instruments as either equity or liabilities in accordance with ASC Topic 815, Derivatives and Hedging, or ASC 815, based on the characteristics and provisions of each instrument. Embedded derivatives are required to be bifurcated from the host instruments and recorded at fair value if the derivatives are not clearly and closely related to the host instruments on the date of issuance. Derivative instrument liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.
The Company’s Perceptive Credit Facility (see Note 7 for more information) contains certain features that, in accordance with ASC 815, are not clearly and closely related to the host instrument and represent derivatives liabilities that are required to be re-measured at fair value each reporting period. Additionally, Legacy Pear issued Series A and Series D preferred stock warrants, which were classified as derivative liabilities recorded at fair value. See Note 4 and Note 7 for more information. The changes in the fair value of the warrants are recorded as other income (expense) in the Company’s consolidated statements of operations and comprehensive loss.
Legacy Pear Convertible Preferred Stock
Legacy Pear Convertible Preferred Stock
In connection with the Business Combination, all Legacy Preferred Shares were converted to Class A common stock. See Notes 1, 3, and 10 for further information.
The Company recorded shares of Legacy Pear convertible preferred stock at their respective estimated fair values on the dates of issuance, net of issuance costs. Legacy Pear’s convertible preferred stock was classified outside of stockholders’ deficit because the holders of such shares had liquidation and redemption rights in the event of a deemed liquidation event that, in certain situations, are not solely within the control of the Company, such as a merger, acquisition, and sale of all or substantially all of the Company’s assets.
Warrant Liabilities
Warrant Liabilities
Management evaluates all of the Company’s financial instruments, including issued Warrants to purchase its Class A common stock, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.
As of December 31, 2021, there are 5,013,333 Private Placement Warrants that are exercisable to purchase shares of Class A common stock to investors as well as 9,199,944 Public Warrants. All of the Company’s outstanding Warrants are recognized as assets or liabilities in accordance with ASC 815-40 and adjusts the warrant asset or liability to fair value at each reporting period. The assets or liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the statement of operations. The Public Warrants are traded on the NASDAQ and are recorded at fair value using the closing stock price as of the measurement date. The Private Placement Warrants, which have a single holder, have similar terms and are subject to substantially the same redemption features as the Public Warrants. Accordingly, the most advantageous market for the Private Placement Warrants is determined from the perspective of the holder of such warrants as an asset. Since any transfer to a non-permitted transferee (i.e., to a market participant) would cause the Private Placement Warrants to become public warrants, the fair value of the Private Placement Warrants is based on the quoted price of the Public Warrants.
Earn-out Liabilities
Earn-Out Liabilities
In connection with the Business Combination, holders of Legacy Pear Common Shares and Legacy Pear Preferred Shares received the contingent right to receive additional Class A common stock (the “Earn-Out Shares”) upon the achievement of certain earn-out targets. As the contingent earn-out consideration contains a settlement provision that precludes it from being indexed to the Company’s stock, it is classified as a liability under ASC 480. The fair value of the contingent earn-out consideration is estimated as of the acquisition date at the present value of the expected contingent payments using a Monte Carlo simulation. The fair value estimates use unobservable inputs that reflect our own assumptions as to the Company’s ability to meet the earn-out targets and discount rates used in the calculations. The unobservable inputs are defined in ASC Topic 820, “Fair Value Measurements and Disclosures,” as Level 3 inputs.
We review the probabilities of achievement of the earn-out targets to determine the impact on the fair value of the earn-out consideration on a quarterly basis over the earn-out period. Actual results are compared to the estimates and probabilities of achievement used in our forecasts. Should actual results of the business increase or decrease as compared to our estimates and assumptions, the estimated fair value of the contingent earn-out consideration liability will increase or decrease, up to the contractual limit, as applicable. Changes in the estimated fair value of the contingent earn-out consideration are recorded in other (expense) income in the Consolidated Statements of Operations and Comprehensive Loss and are reflected in the period in which they are identified. Changes in the estimated fair value of the contingent earn-out consideration may materially impact or cause volatility in our operating results.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue in accordance with ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and its related amendments, or, collectively, ASC 606.
At inception, the Company determines whether contracts are within the scope of ASC 606 or other topics. For contracts that are determined to be within the scope of ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods and services. To achieve this core principle, the Company applies the following five steps (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when the performance obligation is satisfied. The Company only applies the five-step model to contracts when it determines that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.
Performance obligations promised in a contract are identified based on the goods and services that will be transferred to the customer that are both capable of being distinct and are distinct in the context of the contract. To the extent a contract includes multiple promised goods and services, the Company applies judgment to determine whether promised goods and services are both capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised goods and services are accounted for as a combined performance obligation.
The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods and services to the customer. To the extent the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method, depending on the nature of the variable consideration. Variable consideration is included in the transaction price if, in management’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Any estimates, including the effect of the constraint on variable consideration, are evaluated at each reporting period for any changes. Determining the transaction price requires significant judgment, which is discussed in further detail for each of the Company’s collaboration agreements in Note 9. In addition, none of the Company’s contracts as of December 31, 2021, contained a significant financing component.
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct service that forms part of a single performance obligation. The Company typically determines standalone selling prices using an adjusted market assessment approach model.
The Company satisfies performance obligations either over time or at a point in time. Revenue is recognized over time if either (i) the customer simultaneously receives and consumes the benefits provided by the entity’s performance, (ii) the entity’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced, or (iii) the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date. If the entity does not satisfy a performance obligation over time, the related performance obligation is satisfied at a point in time by transferring the control of a promised good or service to a customer.
Product Revenue Recognition—Product revenue includes sales of the Company’s products, reSET, reSET-O and Somryst, all of which are PDTs that have received marketing authorization by the FDA. reSET and reSET-O are FDA-authorized, 12-week, prescription-only therapeutics for substance use disorder, or SUD, and opioid use disorder, or OUD, respectively, to be used as adjuncts to standard outpatient treatment. Our third product, Somryst, achieved FDA marketing authorization in March 2020, for the treatment of chronic insomnia and the Company began to commercialize Somryst in October 2020. Sales of our products include multiple performance obligations, some of which are satisfied at the point in time when the products are made available to the customer (under a bulk order) or when a prescription is fulfilled, and some of which are recognized over the term of the contract or over the prescription period.
For the year ended December 31, 2021, the majority of our revenue was generated through bulk purchases from three customers, all of whom were state governments or agencies, who represented 34%, 23%, and 10% respectively of total revenue.
Licensing, Milestone and Contract Revenue—Prior to 2021, the Company’s revenue has primarily been generated through collaborative research, development and commercialization agreements, under which it out-licensed certain rights to its products to third parties. The terms of these agreements generally contained multiple performance obligations, which included (i) licenses, or options to obtain licenses, to the Company’s technology and (ii) research and development activities to be performed on behalf of the collaborative partner. Payments to the Company under these arrangements typically include one or more of the following: nonrefundable, up-front license fees; funding of research and/or development efforts; development, regulatory and commercial milestone payments; royalties on net sales of licensed products; and profit-share payments. Each of these payments resulted in license and collaboration revenue, except for revenue from royalties on net sales of licensed products, which are classified as royalty revenue.
Licenses of Intellectual Property—If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from consideration allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the licenses. For licenses that are combined with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from nonrefundable, up-front fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.
Research and Development Funding—Arrangements that include reimbursements of research and development costs are generally combined with other promises and are generally considered to have variable consideration. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. If and when the Company assesses that these reimbursements are probable, the Company adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect collaboration revenue and earnings in the period of adjustment. Research and development funding arrangements that include milestones are recognized as described below.
Development Milestone Payments—At the inception of each arrangement that includes nonrefundable payments for contingent milestones, including preclinical research and development, clinical development and regulatory milestones, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligation under the contract is satisfied.
At the end of each reporting period, the Company reevaluates the probability of the achievement of contingent milestones and the likelihood of a significant reversal of such milestone revenue and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment. This regular reassessment may result in recognition of revenue related to a contingent milestone payment before the milestone event has been achieved.
Commercial Milestone Payments and Royalties—For arrangements that include sales-based royalties, including milestone payments based on the level of sales and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.
Deferred Revenue—In general, deferred revenue arises from amounts received in advance of the culmination of the earnings process and is recognized as revenue in future periods as performance obligations are satisfied. Deferred revenue expected to be recognized within the next twelve months is classified as a current liability. Upfront payment contract liabilities resulting from the Company’s license agreements do not represent a financing component as the payment is not financing the transfer of goods or services, and the technology underlying the licenses granted reflects research and development expenses already incurred by the Company.
Commissions—During the years ended December 31, 2021 and 2020, the Company paid commissions to its internal sales team. The Company acts as a principal in the contracts with their partners as the Company controls the product, establishes the price and bears the risk of non-performance. The Company records the revenue on a gross basis and commissions are recorded as a sales and marketing expense in the consolidated statements of operations and comprehensive loss. The Company recognizes its commission expense as a point-in-time expense as contract obligations are primarily completed within a one-year contract period.
Accounts Receivable and Allowance for Doubtful Accounts—In general, accounts receivable consists of amounts due from customers, net of customer allowances for cash discounts and chargebacks. Our contracts with customers have standard payment terms that generally require payment within 30 days. We analyze accounts that are past due for collectability and periodically evaluate the creditworthiness of our customers. As of December 31, 2021 and 2020, we determined an allowance for doubtful accounts was not required based upon our review of contractual payment terms and individual customer circumstances
Stock-Based Compensation
Stock-Based Compensation
The Company’s stock-based compensation program allows for grants of common stock options, restricted stock awards and restricted stock units. Grants are awarded to employees and non-employees, including directors.
The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation, or ASC 718. ASC 718 requires all stock-based payments to employees and non-employees to be recognized as an expense in the consolidated statements of operations and comprehensive loss based on their fair values. The Company estimates the fair value of options granted using the Black-Scholes option pricing model, or Black-Scholes. The fair value of the Company’s common stock is used to determine the fair value of restricted stock awards.
Stock-based compensation awards are subject to service-based vesting periods. Compensation expense related to awards to employees and non-employees with service-based vesting conditions are recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. The Company classifies stock-based compensation expense in the consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. See Note 11 for a description of the types of stock-
based awards granted, the compensation expense related to such awards and detail of equity-based awards outstanding.
Black-Scholes requires inputs based on certain subjective assumptions, including (i) the expected stock price volatility, (ii) the expected term of the award, (iii) the risk-free interest rate, and (iv) expected dividends. Due to the lack of a public market for the Company’s common stock and continued lack of sufficient company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The Company uses the simplified method as prescribed by the SEC Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term for options granted to employees and non-employees, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the options due to its lack of sufficient historical data. The risk-free interest rate is based on US Treasury securities with a maturity date commensurate with the expected term of the associated award. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock. The Company recognizes forfeitures as they occur.
Due to the absence of an active market for the Company’s common stock prior to the Business Combination, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. In determining the exercise prices for stock options granted, the Company considered the estimated fair value of the common stock as of the measurement date. The estimated fair value of the common stock has been determined at each grant date based upon a variety of factors, including the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock (including convertible preferred stock), the effect of the rights and preferences of the preferred shareholders and the prospects of a liquidity event. Among other factors are the Company’s financial position and historical financial performance, the status of technological developments within the Company’s research, the composition and ability of the current research and management team, an evaluation or benchmark of the Company’s competition and the current business climate in the marketplace. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

Cost of Product Revenue
Cost of Product Revenue
Cost of product revenue consists primarily of costs that are closely correlated or directly related to the delivery of the Company’s products, including pharmacy costs, royalties paid under license agreements related to our commercialized products, amortization of milestone payments capitalized related to commercialized products, hosting costs, and personnel-related costs, including salaries and bonuses and employee benefits.

Research and Development Costs
Research and Development Costs
Research and development costs are expensed as incurred. Research and development expense primarily consists of expenses incurred in performing research and development activities, including salaries and bonuses, employee benefits, stock-based compensation, facility costs, depreciation, contract services and other outside vendors engaged in conducting development activities and clinical trials, as well as the cost of licensing technology and costs related to collaboration arrangements.
We also include in research and development expenses the costs associated with software development of PDTs to support future commercial opportunities. Development costs of software to be sold, leased, or otherwise marketed are subject to capitalization, beginning when technological feasibility for the product has been established and ending when the product is available for general release. Such costs have not been significant to date as the time lapse between technological feasibility and release is typically short and thus has been included in research and development costs. Costs incurred to enhance our existing products after the general release of the product are expensed in the period they are incurred and included in research and development costs in the accompanying consolidated statements of operations and comprehensive loss.

Milestone Payments
Milestone Payments
The Company, from time to time, will enter into strategic agreements with third parties, which give the Company rights to develop, market and/or sell PDTs, the rights to which are owned by such third parties. As a result of these agreements, the Company may be obligated to make payments to these third parties contingent upon the achievement of certain pre-determined criteria. For milestones achieved prior to marketing approval of the product, such payments are expensed as research and development. After marketing approval, any additional milestone payments are capitalized and amortized to cost of product revenue over the remaining useful life of the asset. All capitalized milestone payments are tested for recoverability whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Selling, General and Administrative Expenses	Selling, General, and Administrative ExpensesSelling, general and administrative expenses consist primarily of personnel-related expenses, including salaries and bonuses, employee benefits, stock-based compensation and marketing expenses, costs to support the commercialization of our products, allocated facilities expenses, depreciation expenses, insurance, executive management travel and professional services expenses, including legal, talent acquisition, audit, accounting and tax-related services. Facilities costs consist of rent and maintenance of facilities. Costs associated with advertising are expensed in the period incurred and are included in selling, general and administrative expenses. Advertising expenses were $5,693 and $1,561 for the years ended December 31, 2021 and 2020, respectively.
Patent Costs
Patent Costs
All patent-related costs incurred in connection with the filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Such amounts incurred are classified as selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Income Taxes
Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s financial statements and tax returns. Deferred tax assets and liabilities are determined based upon the differences between the financial statement carrying amounts, and the tax bases of existing assets and liabilities for the loss and credit carryforwards using enacted tax rates expected to be in effect in the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that these assets may not be realized. The Company determines whether a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more likely than not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for income taxes.

Comprehensive Loss	Comprehensive Loss For the years ended December 31, 2021 and 2020, the Company’s comprehensive income (loss) consists of its net loss and unrealized gains and losses from investments.
Net Loss Per Share
Net Loss Per Share
The Company follows the two-class method when computing net loss per share, or EPS, as the Company has issued shares that meet the definition of participating securities. The two-class method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of common stock equivalents.
The Company’s convertible preferred stock contractually entitles the holders of such shares to participate in dividends but does not contractually require the holders of such shares to participate in losses of the Company. Accordingly, in periods in which the Company reports a net loss, such losses are not allocated to such participating securities. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company reported a net loss attributable to common stockholders for the years ended December 31, 2021 and 2020.
As the Merger has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of the pre-merger Pear Therapeutics, Inc. financial statements; Pear Therapeutics, Inc. equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, THMA. As a result, net loss per share was also retrospectively adjusted for periods ended prior to the Merger. See Note 3 for details of this recapitalization and Note 13 for discussion of the retrospective adjustment of net loss per share.

Segment and Geographic Information
Segment and Geographic Information
Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its President and Chief Executive Officer, or CEO. The Company views its operations as and manages its business in one operating segment operating exclusively in the US.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs include certain legal, accounting, consulting and other third-party fees incurred directly related to an anticipated business combination. The Company defers offering costs classified as a long-term asset until the closing or termination of the business combination. At the closing of the business combination, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital. Should the business combination for which those costs relate no longer be considered probable of being consummated, all deferred offering costs will be charged to operating expenses in the statement of operations at such time.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB, issued ASU 2016-02, Leases (Topic 842), which requires lessees to record most leases on the balance sheet and recognize the expense in the statement of operations and comprehensive loss in a manner similar to current practice. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the underlying asset for the lease term. This standard is applicable to the Company for the annual reporting periods beginning after December 15, 2021. The Company adopted ASC 842 on January 1, 2022 and expects the adoption of ASC 842 to incrementally increase our assets and liabilities, respectively by the right of use asset in the range of $10,500 to $11,700 and by the lease liabilities in the range of $11,500 to $12,700. The impact to the accumulated deficit is expected to be immaterial.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326). The standard, including subsequently issued amendments, requires a financial asset measured at amortized cost basis, such as accounts receivable and certain other financial assets such as available for sale debt securities, to be presented at the net amount expected to be collected based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The new standard is effective for annual reporting periods beginning after December 15, 2022. The Company is still evaluating the impact of ASU 2016-13 on the Company’s consolidated financial statements; however, it does not expect the impact to be material.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes-Simplifying the Accounting for Income Taxes. ASU 2019-12 eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. This standard is effective for annual reporting periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. The Company is currently evaluating the potential impact that ASU 2019-12 will have on its consolidated financial statements and related disclosures; however, it does not expect the impact to be material.
In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). This update simplifies the accounting for convertible debt instruments by removing certain accounting separation models as well as the accounting for debt instruments with embedded conversion features that are not required to be accounted for as derivative instruments. The update also updates and improves the consistency of earnings per share calculations for convertible instruments. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact that the implementation of this update will have on the Company’s consolidated financial statements and related disclosures.